Property, Plant and Equipment - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Accounting estimates, useful lives or depreciation rates, property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additional depreciation due to revision of useful life of certain plant and equipment	₨ 7,037.2
Freehold land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land	₨ 24,921.4	₨ 30,097.9